Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2019
Land Use Rights, Net [Abstract]
Schedule of land use rights
	December 31, 2019	December 31, 2018
Land use rights	397,311	$402,298
Less: accumulated amortization	(30,902)	(9,537)
	$366,409	$392,761